Related Party Transaction - Summary of Related Party Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Key management compensation
Short term employee benefits	€ 4	€ 5	€ 5
Share-based compensation	26	30	22
Total key management compensation	€ 30	€ 35	€ 27